Operating Leases - Right-of-use Assets (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Operating leases
Operating lease right-of-use assets	¥ 897,238	$ 140,796	¥ 876,259